ACCOUNTS RECEIVABLE (Details) - Schedule of Accounts, Notes, Loans and Financing Receivable - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Accounts, Notes, Loans and Financing Receivable [Abstract]
Accounts receivable from customers	$ 1,339,785	$ 1,272,470	$ 827,945
Allowance for doubtful accounts	(35,662)	(29,500)	(56,740)
Accounts receivable, net	$ 1,304,123	$ 1,242,970	$ 771,205